Discontinued Operations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Impairment charge			$ (1,515,000)	$ (1,224,671)
Deferred tax asset			6,683	7,474
Operating activities discontinued operations	(82,713)	$ (823,919)	533,133	(215,879)
Operating activities discontinued operations	$ 82,713	$ 823,919	(533,133)	215,879
Investing activities discontinued operations			10,423	(1,932,000)
Investing activities discontinued operations			(10,423)	$ 1,932,000
Revision of Prior Period, Adjustment [Member]
Impairment charge			$ 1,224,671